Fair Value Of Financial Instruments (Schedule Of Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 141,705	$ 121,070	$ 65,217	$ 41,154
Available-for-sale ("AFS")	1,406,844	1,486,439
Held-to-maturity ("HTM")	1,887,947	2,370,117
Loans receivable, net	5,608,083	5,149,734
BOLI	58,012	56,534
Capital stock of FHLB	132,971	126,877
Deposits	4,550,643	4,495,173
FHLB Advances Amount	2,530,322	2,379,462
Other borrowings, Amount	365,000	515,000
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	141,705	121,070
Available-for-sale ("AFS")	1,406,844	1,486,439
Held-to-maturity ("HTM")	1,887,947	2,370,117
Loans receivable, net	5,608,083	5,149,734
BOLI	58,012	56,534
Capital stock of FHLB	132,971	126,877
Deposits	4,550,643	4,495,173
FHLB Advances Amount	2,530,322	2,379,462
Other borrowings, Amount	365,000	515,000
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	141,705	121,070
Available-for-sale ("AFS")	1,406,844	1,486,439
Held-to-maturity ("HTM")	1,969,899	2,434,392
Loans receivable, net	5,978,872	5,475,150
BOLI	58,012	56,534
Capital stock of FHLB	132,971	126,877
Deposits	4,607,732	4,553,516
FHLB Advances Amount	2,701,142	2,569,958
Other borrowings, Amount	$ 388,761	$ 545,096